Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Secured Longterm Debt Current And Noncurrent [Abstract]
Summary of Group's Borrowings

The Group’s borrowings consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Secured short-term bank loan	15,000	66,135	10,136
Secured long-term bank loan	2,740,501	4,122,898	631,861
	2,755,501	4,189,033	641,997

Summary of Loan Principal Due

As of December 31, 2020, the loan principal will be due according to the following schedule:

	RMB	US$
2021	296,913	45,504
2022	1,850,212	283,557
2023	489,116	74,960
2024	786,924	120,601
2025 and thereafter	953,623	146,149
	4,376,788	670,771